Annual Fund Operating Expenses	Apr. 28, 2026
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.62%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	2.32%
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.32%
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.53%
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	2.23%
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.23%
Spirit of America Municipal Tax Free Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.93%	[1]
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	2.28%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	1.78%	[1]
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.51%)	[1]
Net Expenses (as a percentage of Assets)	0.77%	[1]
Spirit of America Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Spirit of America Income Fund | Spirit of America Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	1.14%	[2]
Spirit of America Income Fund | Spirit of America Income Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	1.89%	[2]
Spirit of America Income Fund | Spirit of America Income Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	0.90%	[2]
Spirit of America Utilities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	1.53%	[3]
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	2.43%
Fee Waiver or Reimbursement	(0.14%)	[3]
Net Expenses (as a percentage of Assets)	2.29%	[3]
Spirit of America Utilities Fund | Spirit of America Utilities Fund Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.97%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	1.28%	[3]

[1]	Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90%, 1.75% and 0.75% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2027. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions, acquired fund fees and expenses, or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expenses Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser.
[2]	Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10%, 1.85% and 0.85% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, through April 30, 2027. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions, acquired fund fees and expenses, or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expenses Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser.
[3]	Spirit of America Management Corp. (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.53%, 2.28% and 1.28% of the Class A Shares, Class C Shares and Institutional Shares average daily net assets, respectively, until April 30, 2027. The waiver does not include front-end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the lesser of the current expense limit in effect at the time of reimbursement or the prior expense limit in effect for the period for which the reimbursement of fees waived or expenses reimbursed is sought. The Operating Expenses Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser.